Expense Example, No Redemption - Capital Group Conservative Equity ETF - Share Class	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 34
Expense Example, No Redemption, 3 Years	106
Expense Example, No Redemption, 5 Years	185
Expense Example, No Redemption, 10 Years	$ 418